Subsequent Events (Tables)	12 Months Ended
Dec. 31, 2016
Subsequent Events [Abstract]
Pro Forma Information
CONSOLIDATED BALANCE SHEET

	December 31, 2016
	As Reported	Adjustment		Pro Forma
ASSETS
Current assets
Cash	$212,884	$164,340	(1)	$377,224
Restricted cash	1,258	9,407	(2)	10,665
Accounts receivable				—
Oil and natural gas revenues	34,154	—		34,154
Joint interest billings	19,347	—		19,347
Other	5,167	—		5,167
Lease and well equipment inventory	3,045	—		3,045
Prepaid expenses and other assets	3,327	—		3,327
Total current assets	279,182	173,747		452,929
Property and equipment, at cost
Oil and natural gas properties, full-cost method
Evaluated	2,408,305	—		2,408,305
Unproved and unevaluated	479,736	—		479,736
Other property and equipment	160,795	—		160,795
Less accumulated depletion, depreciation and amortization	(1,864,311)	—		(1,864,311)
Net property and equipment	1,184,525	—		1,184,525
Other assets	958			958
Total assets	$1,464,665	$173,747		$1,638,412
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities
Accounts payable	$4,674	$—		$4,674
Accrued liabilities	101,460	—		101,460
Royalties payable	23,988	—		23,988
Amounts due to affiliates	8,651	—		8,651
Derivative instruments	24,203	—		24,203
Advances from joint interest owners	1,700	—		1,700
Amounts due to joint ventures	4,251	—		4,251
Other current liabilities	578	—		578
Total current liabilities	169,505	—		169,505
Long-term liabilities
Senior unsecured notes payable	573,924	—		573,924
Asset retirement obligations	19,725	—		19,725
Derivative instruments	751	—		751
Amounts due to joint ventures	1,771	—		1,771
Other long-term liabilities	7,544	—		7,544
Total long-term liabilities	603,715	—		603,715
Commitments and contingencies (Note 13)
Shareholders’ equity
Common stock — $0.01 par value, 120,000,000 shares authorized; 99,518,764 and 85,567,021 shares issued; and 99,511,931 and 85,564,435 shares outstanding, respectively	995	—		995
Additional paid-in capital	1,325,481	124,871	(3)	1,450,352
Accumulated deficit	(636,351)	—		(636,351)
Total Matador Resources Company shareholders’ equity	690,125	124,871		814,996
Non-controlling interest in subsidiaries	1,320	48,876	(4)	50,196
Total shareholders’ equity	691,445	173,747		865,192
Total liabilities and shareholders’ equity	$1,464,665	$173,747		$1,638,412
______________________

(1)
Represents $176.4 million of cash contributed by Five Point in connection with the formation of San Mateo less (i) approximately $2.6 million paid by the Company to acquire the non-controlling interest in Fulcrum Delaware Water Resources that the Company did not previously own and (ii) $10.0 million of cash restricted to operations of San Mateo. Also reflects $0.6 million released from restriction upon the purchase of the non-controlling interest in Fulcrum Delaware Water Resources not previously owned by the Company.

(2)
Represents $10.0 million in cash contributed to San Mateo less $0.6 million released from restriction upon the purchase of the non-controlling interest in Fulcrum Delaware Water Resources that the Company did not previously own.

(3)	Reflects the purchase of the non-controlling interest in Fulcrum Delaware Water Resources that the Company did not previously own and the amount received in connection with the formation of San Mateo.

(4)
Represents the adjustment required to reflect the purchase of the non-controlling interest in Fulcrum Delaware Water Resources that the Company did not previously own and Five Point’s 49% non-controlling interest in San Mateo.